Schedule of Rollforward of Level 3 Assets and Liabilities Held at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	$ 64,900,000		$ 8,800,000		$ 25,400,000
Effect to net income included in investment income	63,099,000	[1]	151,000	[2]	21,394,000	[3]
Effect to net income included in interest credited to contract holder funds	(151,000)		(297,000)		(142,000)
Effect to net income included in contract benefits	2,000,000		9,000,000		4,100,000
Capital Gain
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	55,900,000		(6,600,000)		14,300,000
Investment Income
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Effect to net income included in investment income	$ 7,200,000		$ 6,700,000		$ 7,100,000

[1]	The effect to net income totals $64.9 million and is reported in the Statements of Operations and Comprehensive Income as follows: $55.9 million in realized capital gains and losses, $7.2 million in net investment income, $(151) thousand in interest credited to contractholder funds and $2.0 million in contract benefits.
[2]	The effect to net income totals $8.8 million and is reported in the Statements of Operations and Comprehensive Income as follows: $(6.6) million in realized capital gains and losses, $6.7 million in net investment income, $(297) thousand in interest credited to contractholder funds and $9.0 million in contract benefits.
[3]	The effect to net income totals $25.4 million and is reported in the Statements of Operations and Comprehensive Income as follows: $14.3 million in realized capital gains and losses, $7.1 million in net investment income, $(142) thousand in interest credited to contractholder funds and $4.1 million in contract benefits.